ASSETS ACQUIRED AND LIABILITIES ASSUMED (Tables)	9 Months Ended
Sep. 30, 2012
Purchase Price of Fair Value of Assets and Liabilities

We recorded the assets acquired and liabilities assumed which approximates their fair value, as follows:

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$62,458
Match funded advances	413,374
Other assets	22,136

497,968

Fair value of liabilities assumed:
Matched funded liabilities	(358,335)
Other liabilities	(841)

(359,176)

Purchase price, as adjusted	$138,792
Amount paid by Ocwen for post-closing adjustments	11,006

Cash paid at closing	$149,798

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$11,233
Match funded advances	92,593

$103,826

Sources of funding:
Cash on-hand	$25,940
Matched funded liabilities	77,886

$103,826

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$8,077
Match funded advances	68,174

$76,251

Sources of funding:
Cash on-hand	$18,602
Matched funded liabilities	56,123
Amount paid to Ocwen for post-closing adjustments	1,526

$76,251

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$85,523
Match funded advances	702,716
Due from Ocwen for post-close adjustments	4,729

$792,968

Sources of funding:
Cash on-hand	$202,549
Matched funded liabilities	590,419

$792,968

Fair value of assets acquired:
Notes receivable — Rights to MSRs	$16,994
Match funded advances	225,390

$242,384

Sources of funding:
Cash on-hand	$30,644
Matched funded liabilities	207,480
Amount due to Ocwen for post-closing adjustments	4,260

$242,384